FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Schedule of effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income

	2017	2016	2015
Accumulated derivatives (loss) / income, beginning of the year, net of tax of (26) and 261 and 1,067, respectively	(103)	1,045	4,268
Fair value adjustments on hedging derivatives, net of tax of (628) and (2,279) and 738, respectively	(2,512)	(9,116)	2,952
Amounts reclassified to loss / (profit) for the year during the period, net of tax of 739 and 1,992 and (1,544), respectively	2,955	7,968	(6,175)

Accumulated derivatives income / (loss), end of the year, net of tax of 85 and (26) and 261, respectively	340	(103)	1,045

Schedule of sensitivity to a reasonably possible change in USD and EUR exchange rates

	Change in rate	USD—effect on profit before tax RUB mln,	EUR—effect on profit before tax RUB mln
2017	+5%	(447)	830
	–5%	447	(830)
2016	+20%	(6,722)	2,274
	–20%	6,722	(2,274)
2015	+20%	(8,986)	5,664
	–20%	8,986	(5,664)

Schedule of exposure to credit risk

	December 31, 2017	December 31, 2016
Trade and other receivables	28,017	29,805
Bank deposits	27,836	30,905
Loan and notes	13,952	9,090
Assets in Sistema-Capital trust management	9,600	3,721
Derivative financial instruments	8,403	13,632